Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Entity Registrant Name	Eaton Corp plc
Trading Symbol	ETN
Entity Central Index Key	0001551182
Document Type	8-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false